CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 8,727	$ 6,848
Restricted bank deposits	32	32
Trade receivables	3,684	5,477
Inventory	1,532	2,699
Other accounts receivable and prepaid expenses	2,087	1,411
Total current assets	16,062	16,467
SEVERANCE PAY FUND	3,181	3,051
OTHER ACCOUNTS RECEIVABLES	508	600
PROPERTY AND EQUIPMENT, NET	384	200
Total assets	20,135	20,318
CURRENT LIABILITIES:
Trade Payables	1,465	1,524
Employees and payroll accruals	2,533	2,377
Deferred revenues and advances from customers	931	765
Other accounts payable and accrued expenses	1,490	1,739
Total current liabilities	6,419	6,405
LONG-TERM LIABILITIES:
Deferred revenues	197	198
Accrued severance pay	3,656	3,453
Total long-term liabilities	3,853	3,651
Total liabilities	$ 10,272	$ 10,056
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 0.20 par value: 20,000,000 and 9,997,670 shares authorized at December 31, 2015 and 2014, respectively; 8,674,717 and 8,447,307 shares issued and 8,638,685 and 8,411,275 shares outstanding at December 31, 2015 and 2014, respectively	$ 372	$ 361
Additional paid-in capital	70,270	68,059
Accumulated other comprehensive loss	(2,760)	(1,062)
Accumulated deficit	(58,019)	(57,096)
Total shareholders' equity	9,863	10,262
Total liabilities and shareholders' equity	$ 20,135	$ 20,318